Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of cash and cash equivalents and restricted cash to amounts - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of cash and cash equivalents and restricted cash to amounts [Abstract]
Cash and cash equivalents	$ 21,945,981	$ 6,056,190
Restricted cash	50,000	400,000
Total Cash and cash equivalents and Restricted cash	$ 21,995,981	$ 6,456,190